Subsequent Event	12 Months Ended
Sep. 30, 2023
Subsequent Events [Abstract]
Subsequent Events [Text Block]

Note 24 — Subsequent Event

On November 2, 2023, the Company completed the acquisition of Astadia, which specializes in mainframe-to-cloud migration and modernization, for an aggregate net consideration of approximately $75,000 in cash, and a potential for additional consideration which may be paid later based on achievement of certain performance metrics.